Form N-1A Cover	Feb. 28, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust IV
Document Effective Date	Jun. 30, 2025
Entity Central Index Key	0001644419
Document Creation Date	Jun. 25, 2025
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Prospectus Date	Jun. 30, 2025